Please disregard filings 0000935069-08-001031 and 0000935069-08-001032 which were filed on April 28, 2008. This filing replaces 0000935069-08-001031 and 0000935069-08-001032 in their entirety.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21953
                                                     ---------

                         Oppenheimer Baring China Fund
                         -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MAY 31
                                                 ------

                      Date of reporting period: 02/29/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUITED

                                                       SHARES         VALUE
                                                      ---------     ----------
COMMON STOCKS -- 95.6%
CONSUMER DISCRETIONARY -- 7.9%
DIVERSIFIED CONSUMER SERVICES -- 1.2%
New Oriental Education & Technology Group, Inc.,
Sponsored ADR (1)                                        15,500     $  966,425
                                                      ---------     ----------
MULTILINE RETAIL -- 1.7%
Lifestyle International Holdings Ltd.                    86,000        225,047
                                                      ---------     ----------
Parkson Retail Group Ltd.                               112,500      1,157,566
                                                                    ----------
                                                                     1,382,613
                                                                    ----------
SPECIALTY RETAIL -- 1.8%
Belle International Holdings Ltd.                     1,220,000      1,461,400
                                                      ---------     ----------
TEXTILES, APPAREL & LUXURY GOODS -- 3.2%
Anta Sports Products Ltd. (1)                         1,691,000      1,820,028
                                                      ---------     ----------
Ports Design Ltd.                                       251,000        741,021
                                                                    ----------
                                                                     2,561,049
                                                                    ----------
CONSUMER STAPLES -- 3.5%
FOOD PRODUCTS -- 1.5%
China Mengniu Dairy Co. Ltd.                            450,000      1,211,237
                                                      ---------     ----------
HOUSEHOLD PRODUCTS -- 0.0%
Scud Group Ltd.                                          47,000          8,582
                                                      ---------     ----------
PERSONAL PRODUCTS -- 2.0%
Hengan International Group Co. Ltd.                     411,000      1,616,114
                                                      ---------     ----------
ENERGY -- 16.3%
ENERGY EQUIPMENT & SERVICES -- 2.0%
Anhui Tianda Oil Pipe Co. Ltd.                          222,000        110,155
                                                      ---------     ----------
China Oilfield Services Ltd.                            784,000      1,530,053
                                                                    ----------
                                                                     1,640,208
                                                                    ----------
OIL, GAS & CONSUMABLE FUELS -- 14.3%
China Coal Energy Co.                                   786,000      1,721,819
                                                      ---------     ----------
China Petroleum & Chemical Corp.                      2,410,000      2,631,327
                                                      ---------     ----------
China Shenhua Energy Co. Ltd.                           450,000      2,294,213
                                                      ---------     ----------
CNOOC Ltd.                                            2,398,000      3,995,409
                                                      ---------     ----------
CNPC Hong Kong Ltd.                                     870,000        480,816
                                                      ---------     ----------
PetroChina Co. Ltd.                                     282,000        414,933
                                                                    ----------
                                                                    11,538,517
                                                                    ----------
FINANCIALS -- 23.7%
COMMERCIAL BANKS -- 8.0%
China Construction Bank                               2,180,000      1,650,116
                                                      ---------     ----------
China Merchants Bank Co. Ltd.                           123,500        426,489
                                                      ---------     ----------
Industrial & Commercial Bank of China (Asia) Ltd.       502,000      1,086,467
                                                      ---------     ----------
Industrial & Commercial Bank of China Ltd.            4,778,000      3,307,896
                                                                    ----------
                                                                     6,470,968
                                                                    ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
China Everbright Ltd. (1)                               114,000        260,428
                                                      ---------     ----------
INSURANCE -- 4.5%
Cathay Financial Holding Co. Ltd.                       474,000      1,206,786
                                                      ---------     ----------
China Life Insurance Co. Ltd.                           613,000      2,388,734
                                                                    ----------
                                                                     3,595,520
                                                                    ----------

                        1 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUITED

                                                             SHARES        VALUE
                                                            ---------    ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 10.9%
China Overseas Land & Investment Ltd.                         986,000    $1,897,533
                                                            ---------    ----------
Guangzhou R&F Properties Co. Ltd.                             313,600       944,373
                                                            ---------    ----------
Henderson Land Development Co. Ltd.                            53,000       408,863
                                                            ---------    ----------
Hong Kong Land Holdings Ltd.                                  151,000       651,760
                                                            ---------    ----------
Shimao Property Holdings Ltd.                                 373,000       737,622
                                                            ---------    ----------
Sino-Ocean Land Holdings Ltd. (1)                           1,845,000     1,932,231
                                                            ---------    ----------
Sun Hung Kai Properties Ltd.                                   66,000     1,147,375
                                                            ---------    ----------
Swire Pacific Ltd., Cl. A                                         500         5,697
                                                            ---------    ----------
Wharf Holdings Ltd. (The)                                     131,000       659,812
                                                            ---------    ----------
Zhong An Real Estate Ltd. (1)                                 696,000       373,401
                                                                         ----------
                                                                          8,758,667
                                                                         ----------
HEALTH CARE -- 0.5%
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Shandong Weigao Group Medical Polymer Co. Ltd.                248,000       379,531
                                                            ---------    ----------
INDUSTRIALS -- 17.7%
AIRLINES -- 1.5%
Air China Ltd.                                              1,320,000     1,220,933
                                                            ---------    ----------
CONSTRUCTION & ENGINEERING -- 4.4%
China Communications Construction Co. Ltd.                  1,113,000     2,847,074
                                                            ---------    ----------
China State Construction International Holdings Ltd. (1)      390,000       698,038
                                                                         ----------
                                                                          3,545,112
                                                                         ----------
ELECTRICAL EQUIPMENT -- 3.1%
China High Speed Transmission Equipment Group Co. Ltd. (1)    485,000       868,493
                                                            ---------    ----------
Dongfang Electrical Co. Ltd.                                  154,000       913,140
                                                            ---------    ----------
Shanghai Electric Group Co. Ltd.                            1,002,000       706,709
                                                                         ----------
                                                                          2,488,342
                                                                         ----------
MACHINERY -- 2.5%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares            230,600       455,063
                                                            ---------    ----------
Weichai Power Co. Ltd.                                        121,000       604,304
                                                            ---------    ----------
Yangzijiang Shipbuilding Holdings Ltd. (1)                  1,343,000     1,003,758
                                                                         ----------
                                                                          2,063,125
                                                                         ----------
MARINE -- 0.7%
China COSCO Holdings Co. Ltd.                                 144,500       419,302
                                                            ---------    ----------
China Shipping Container Lines Co. Ltd.                       273,450       120,665
                                                                         ----------
                                                                            539,967
                                                                         ----------
ROAD & RAIL -- 4.5%
Guangshen Railway Co. Ltd.                                  1,714,000     1,116,633
                                                            ---------    ----------
MTR Corp. Ltd.                                                681,000     2,517,151
                                                                         ----------
                                                                          3,633,784
                                                                         ----------
TRADING COMPANIES & DISTRIBUTORS -- 1.0%
Apac Resources Ltd. (1)                                     6,320,000       792,897
                                                            ---------    ----------
INFORMATION TECHNOLOGY -- 4.1%
COMPUTERS & PERIPHERALS -- 0.6%
Innolux Display Corp.                                         173,000       479,274
                                                            ---------    ----------
INTERNET SOFTWARE & SERVICES -- 3.5%
Tencent Holdings Ltd.                                         461,000     2,849,195
                                                            ---------    ----------

                        2 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUITED

                                                                                           SHARES        VALUE
                                                                                          ---------    ----------
MATERIALS -- 10.4%
CONSTRUCTION MATERIALS -- 3.1%
Anhui Conch Cement Co. Ltd.                                                                 248,000    $1,905,534
                                                                                          ---------    ----------
China National Building Material Co. Ltd.                                                   186,000       579,432
                                                                                                       ----------
                                                                                                        2,484,966
                                                                                                       ----------
METALS & MINING -- 4.7%
Bengang Steel Plates Co. Ltd., B Shares                                                     398,300       363,937
                                                                                          ---------    ----------
China Molybdenum Co. Ltd. (1)                                                               535,000       747,529
                                                                                          ---------    ----------
Shougang Concord International Enterprises Co. Ltd.                                       3,066,000       878,929
                                                                                          ---------    ----------
Tiangong International Co. Ltd. (1)                                                         492,000       256,089
                                                                                          ---------    ----------
Zijin Mining Group Co. Ltd.                                                               1,213,500     1,585,096
                                                                                                       ----------
                                                                                                        3,831,580
                                                                                                       ----------
PAPER & FOREST PRODUCTS -- 2.6%
Lee & Man Paper Manufacturing Ltd.                                                          318,000       888,489
                                                                                          ---------    ----------
Nine Dragons Paper Holdings Ltd.                                                            674,000     1,185,734
                                                                                                       ----------
                                                                                                        2,074,223
                                                                                                       ----------
TELECOMMUNICATION SERVICES -- 11.2%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.1%
China Telecom Corp. Ltd.                                                                  3,390,000     2,518,997
                                                                                          ---------    ----------
WIRELESS TELECOMMUNICATION SERVICES -- 8.1%
China Telecom Ltd.                                                                          432,500     6,501,990
                                                                                          ---------    ----------
UTILITIES -- 0.3%
ENERGY TRADERS -- 0.3%
GCL Poly Energy Holdings Ltd. (1)                                                           883,000       242,914
                                                                                                       ----------
Total Common Stocks (Cost $81,473,470)                                                                 77,118,558

                                                                                            UNITS
                                                                                          ---------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
China Overseas Land & Investment Ltd. Wts., Exp. 8/27/08 (1)                                 50,166        21,597
                                                                                          ---------    ----------
Industrial & Commercial Bank of China Ltd. Wts., Exp 11/6/08 (1)                             14,111         2,013
                                                                                                       ----------
Total Rights, Warrants and Certificates (Cost $0)                                                          23,610

                                                                                           SHARES
                                                                                          ---------
STRUCTURED SECURITIES -- 1.9%
Credit Suisse Ltd. (Hong Kong), Equity Linked
Securities, Exp. 10/23/09 (linked to Zhongjin Gold
Corp., Cl. A common stock)                                                                   66,710       975,702
                                                                                          ---------    ----------
J.P. Morgan International Derivatives Ltd., Shanxi Xishan Coal & Electricity Power Co.
Ltd. Chinese Low Exercise Price Warrant, Exp. 8/31/12 (2)                                    70,600       421,557
                                                                                          ---------    ----------
UBS AG London, Cv. Equity Linked Nts., Exp. 4/16/10
(linked to Frich Enterprise Co. Ltd. common stock)                                           13,000        93,784
                                                                                                       ----------
Total Structured Securities (Cost $897,665)                                                             1,491,043

                        3 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUITED

                                                                  VALUE
                                                               -----------
Total Investments, at Value (Cost $82,371,135)     97.5%       $78,633,211
                                                  -----        -----------
Other Assets Net of Liabilities                     2.5          2,002,371
                                                  -----        -----------
Net Assets                                        100.0%       $80,635,582
                                                  =====        ===========

Footnotes to Statement of Investments

1. Non-income producing security

2. Represents securities sold under Rule 144A,which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $421,557 or 0.52% of the Fund's net assets as of February 29, 2008.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the

                        4 | OPPENHEIMER BARING CHINA FUND

Oppenheimer Baring China Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUITED


translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities             $   83,325,065
Federal tax cost of other investments           5,044,267
                                           --------------
Total federal tax cost                     $   88,369,332
                                           ==============

Gross unrealized appreciation              $    5,514,274
Gross unrealized depreciation                 (10,191,360)
                                           --------------
Net unrealized depreciation                $   (4,677,086)
                                           ==============

                        5 | OPPENHEIMER BARING CHINA FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring China Fund

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer
Date:   04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008